Debt Obligations (Details 3) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Total debt obligations	$ 30,345,803	$ 30,474,401	$ 128,683
Less current portion	(4,917)	(1,906,040)	(88,095)
Long-term portion of related party debt		(2,700,000)
Long-term debt, net of current portion	27,640,886	25,868,361	40,588
Debt Obligation 1
Total debt obligations	24,625,000	24,531,250
Debt Obligation 2
Total debt obligations	2,625,000	3,187,500
Debt Obligation 3
Total debt obligations		9,630	64,111
Debt Obligation 4
Total debt obligations	38,693	46,021	59,266
Debt Obligation 5
Total debt obligations	2,700,000	2,700,000	5,306
Debt Obligation 6
Total debt obligations	4,917
Debt Obligation 7
Total debt obligations	$ 352,193